CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
REVENUES
Total revenues	$ 102,545,152	$ 101,104,224	$ 63,276,479
COST OF REVENUES
Total cost of revenues	93,543,933	91,452,753	58,209,404
GROSS PROFIT	9,001,219	9,651,471	5,067,075
OPERATING EXPENSES:
Selling	1,255,340	708,531	854,643
General and administrative	1,467,373	981,347	515,596
Provision for doubtful accounts	743,986	918,940	175,317
Total operating expenses	3,466,699	2,608,818	1,545,556
INCOME FROM OPERATIONS	5,534,520	7,042,653	3,521,519
OTHER INCOME (EXPENSE)
Interest income	2,196	388,781	741,218
Interest expense	(841,130)	(1,282,291)	(667,748)
Other finance expenses	(138,926)	(141,284)	(266,155)
Other income (expense), net	20,580	(18,596)	1,777
Provision for doubtful accounts - loan receivable	0	(1,506,778)	0
Total other expense, net	(957,280)	(2,560,168)	(190,908)
INCOME BEFORE INCOME TAXES	4,577,240	4,482,485	3,330,611
PROVISION FOR INCOME TAXES	213,649	714,376	875,737
NET INCOME	4,363,591	3,768,109	2,454,874
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(267,546)	133,553	(135,663)
COMPREHENSIVE INCOME	$ 4,096,045	$ 3,901,662	$ 2,319,211
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	20,319,723	20,000,000	20,000,000
Diluted	20,944,951	20,083,151	20,000,000
EARNINGS PER SHARE
Basic	$ 0.21	$ 0.19	$ 0.12
Diluted	$ 0.21	$ 0.19	$ 0.12
Supermarket and grocery store
REVENUES
Total revenues	$ 7,322,243	$ 3,750,904	$ 4,451,149
COST OF REVENUES
Total cost of revenues	6,371,345	3,193,830	3,011,400
Farmers' market
REVENUES
Total revenues	95,222,909	97,353,320	58,825,330
COST OF REVENUES
Total cost of revenues	$ 87,172,588	$ 88,258,923	$ 55,198,004